Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
CURRENT ASSETS
Cash ($15 pledged as collateral for credit)	$ 449	$ 244	$ 3,730
Accounts receivable, net of allowance of $569 and $573 as of September 30, 2019 and March 31, 2019, respectively	53	520	2,617
Prepaid expenses and other current assets	216	900	242
Current assets held for sale		23	645
Total current assets	718	1,687	7,234
NON-CURRENT ASSETS
Goodwill	3,223
Property and equipment, net	676	824	2,619
Intangible assets, net			1,545
Non-current assets held for sale - (Note 2)			1,023
Other assets	25	27	26
Total non-current assets	3,924	851	5,213
TOTAL ASSETS	4,642	2,538	12,447
CURRENT LIABILITIES
Accounts payable	663	1,416	2,350
Accrued liabilities	872	828	1,080
Note payable	2,335	1,350
Notes payable - related parties	403
Derivative liabilities	2,242	3,104	3,694
Current portion of long-term debt			500
Current liabilities held for sale		34	43
Total current liabilities	6,515	6,732	7,667
NON-CURRENT LIABILITIES
COMMITMENTS AND CONTINGENCIES
Total liabilities	6,515	6,732	7,667
STOCKHOLDERS' DEFICIT (Numbers of shares rounded to thousands)
Preferred stock, $0.001 par value; 5,000 shares authorized; 2 issued
Common stock, $0.001 par value; 100,000 shares authorized, 62,648 shares issued and 62,063 shares outstanding as of September 30, 2019 and 52,571 shares issued and 51,986 shares outstanding as of March 31, 2019	63	53	49
Additional paid-in-capital	121,656	113,310	108,585
Accumulated deficit	(121,921)	(115,886)	(102,236)
Treasury stock, at cost	(1,671)	(1,671)	(1,618)
Total stockholders' deficit	(1,873)	(4,194)	4,780
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 4,642	$ 2,538	$ 12,447